Aristotle Pacific EXclusive Fund Series I
Schedule of Investments
June 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 27.4%	Par	Value
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/2028 (a)	72,918	$72,193
Honda Auto Receivables Owner Trust, Series 2024-1, Class A4, 5.17%, 05/15/2030	10,000	10,095
John Deere Owner Trust 2022, Series 2022-B, Class A3, 3.74%, 02/16/2027	13,223	13,185
Lendbuzz Securitization Trust, Series 2024-3A, Class B, 5.03%, 11/15/2030 (a)	100,000	100,327
Marriott Vacations Worldwide Corp., Series 2023-1A, Class A, 4.93%, 10/20/2040 (a)	68,139	68,651
Navient Student Loan Trust
Series 2020-DA, Class A, 1.69%, 05/15/2069 (a)	76,097	71,157
Series 2020-FA, Class A, 1.22%, 07/15/2069 (a)	86,696	80,718
Pagaya AI Debt Selection Trust, Series 2024-11, Class A, 5.09%, 07/15/2032 (a)	111,458	111,434
Santander Consumer USA Holdings, Inc.
Series 2023-6, Class B, 5.98%, 04/16/2029	50,000	50,654
Series 2024-5, Class C, 4.78%, 01/15/2031	50,000	50,157
Santander Holdings USA, Inc., Series 2022-C, Class C, 6.99%, 12/15/2032 (a)	68,733	68,825
SMB Private Education Loan Trust, Series 2022-D, Class A1A, 5.37%, 10/15/2058 (a)	60,661	61,548
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX, 2.65%, 09/25/2040 (a)	66,422	65,429
TOTAL ASSET-BACKED SECURITIES (Cost $823,940)		824,373

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.6%	Par	Value
Angel Oak Mortgage Trust LLC
Series 2025-4, Class A1, 5.86%, 04/25/2070 (a)(b)	134,911	136,047
Series 2025-7, Class A1, 5.51%, 06/25/2070 (a)(c)	150,000	150,729
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19%, 03/25/2064 (a)(b)	198,620	200,670
Series 2025-NQM6, Class A1, 5.33%, 06/25/2065 (a)(b)	150,000	150,070
Onslow Bay Mortgage Loan Trust, Series 2025-NQM11, Class A1, 5.42%, 05/25/2065 (a)(b)	100,000	100,250
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $737,230)		737,766

COLLATERALIZED LOAN OBLIGATIONS - 16.7%	Par	Value
Dryden Senior Loan Fund, Series 2017-53A, Class AR, 0.00% (3 mo. Term SOFR + 1.00%), 01/15/2031 (a)	250,000	250,187
Elmwood CLO Ltd., Series 2022-2A, Class A1R, 1.15% (3 mo. Term SOFR + 1.15%), 04/22/2035 (a)	250,000	250,188
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $500,000)		500,375

CORPORATE BONDS - 13.8%	Par	Value
Financials - 10.4%
Bank of America Corp., 6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual	100,000	103,815
JPMorgan Chase & Co., 6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	100,000	103,528
Northwestern Mutual Life Insurance Co., 6.17%, 05/29/2055 (a)	100,000	104,510
		311,853

Utilities - 3.4%
CenterPoint Energy, Inc., 6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	50,000	50,585
NiSource, Inc., 6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	50,000	52,173
		102,758
TOTAL CORPORATE BONDS (Cost $411,955)		414,611

TOTAL INVESTMENTS - 82.5% (Cost $2,473,125)		2,477,125
Money Market Deposit Account - 45.7% (d)		1,373,294
Liabilities in Excess of Other Assets - (28.2)%		(846,430)
TOTAL NET ASSETS - 100.0%		$3,003,989
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $2,042,933 or 68.0% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.